Fees Summary	Jun. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 51,480,000.00
Previously Paid Amount	138.10
Total Fee Amount	7,109.39
Total Offset Amount	0.00
Net Fee	$ 6,971.29
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A